Fair Value Measurement - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement
Wealth management products, short-term	$ 212,195	$ 107,224
Wealth management products, long-term	0	50,159
Equity securities with readily determinable market value	239,550	436,152
Financial instruments measured on a recurring basis
Fair Value Measurement
Wealth management products, short-term		107,224
Wealth management products, long-term	212,195	50,159
Equity securities with readily determinable market value	239,550	436,152
Total	451,745	593,535
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurement
Wealth management products, short-term		0
Wealth management products, long-term	0	0
Equity securities with readily determinable market value	239,550	436,152
Total	239,550	436,152
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Measurement
Wealth management products, short-term		107,224
Wealth management products, long-term	212,195	0
Equity securities with readily determinable market value	0	0
Total	212,195	107,224
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Wealth management products, short-term		0
Wealth management products, long-term	0	50,159
Equity securities with readily determinable market value	0	0
Total	$ 0	$ 50,159